Earnings per Share - Summary of Basic and Diluted Earnings per Share (Detail) - MXN ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [line items]
Consolidated net income	$ 19,626	$ 16,331	$ 10,368
"A" shares
Earnings per share [line items]
Consolidated net income	9,268	7,712	4,896
Consolidated net income attributable to equity holders of the parent	$ 8,989	$ 7,418	$ 4,868
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	7,937	7,937
"D" shares
Earnings per share [line items]
Consolidated net income	$ 5,451	$ 4,536	$ 2,880
Consolidated net income attributable to equity holders of the parent	$ 5,287	$ 4,363	$ 2,863
Weighted average number of shares for basic earnings per share (millions of shares)	4,668	4,668	4,668
"B" shares
Earnings per share [line items]
Consolidated net income	$ 1,840	$ 1,531	$ 972
Consolidated net income attributable to equity holders of the parent	$ 1,784	$ 1,473	$ 966
Weighted average number of shares for basic earnings per share (millions of shares)	1,576	1,576	1,576
"L" shares
Earnings per share [line items]
Consolidated net income	$ 3,067	$ 2,552	$ 1,620
Consolidated net income attributable to equity holders of the parent	$ 2,974	$ 2,454	$ 1,610
Weighted average number of shares for basic earnings per share (millions of shares)	2,626	2,626	2,626